Related Party Notes Payable (Details)					1 Months Ended											3 Months Ended	6 Months Ended		12 Months Ended
	Jul. 21, 2021 USD ($) shares	May 13, 2021 USD ($)	Apr. 09, 2021 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jan. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jun. 27, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2017 USD ($)	Apr. 30, 2017 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2022 USD ($)	Feb. 25, 2022 USD ($)	Aug. 31, 2020 USD ($)	Aug. 14, 2020	Jul. 01, 2020	Jun. 30, 2020	Feb. 28, 2020 USD ($)	Sep. 30, 2019 USD ($)	Jul. 05, 2019	Apr. 29, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 31, 2018 USD ($)	Mar. 30, 2018 USD ($)	Jul. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related Party Notes Payable (Details) [Line Items]
Principal value																$ 8,940	$ 8,940
Notes payable, related parties																12,962,000	12,962,000
Accrued interest converted																				$ 3,677,000
Interest expense																				2,552,000
Cash Payment																				1,652,000
Proceeds from Secured Notes Payable																				300,000
Notes payable					$ 1,425,000															1,425,000
Contractual Interest Rates																			12.00%
Notes payable	$ 85,202,000																							$ 96,921
Long-term Debt, Gross																79,214,000	79,214,000
Recognized interest expense																1,313,000	1,935,000
Extinguishment of debt accrued interest amount																			$ 13,565,000
Loss on related party notes payable																		$ (1,309,000)
Received cash					1,124,000											120,585,000	$ 120,585,000	52,527,000	$ 505,091,000	1,124,000	$ 2,221,000
Principal amount																																						$ 10,000
Related party notes payable maturity term																	1 year		1 year
Net carrying value of original note payable					19,657,000															19,657,000
Number of note payable							9
Proceeds from notes payable																		$ 111,740,000	$ 172,031,000	40,595,000
Notes Payable Other Due On Demand At899 Original Note [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount																																	$ 1,500,000
Notes Payable Other Due On Demand At899 Additional Note At299 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount										$ 3,600,000
Beijing Bairui Culture Media, Co. Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Interest expense																			2,586,000
Fair Value, Inputs, Level 3 [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable																$ 13,967	$ 13,967		13,337
Notes payable, related parties					287,183,000														13,337,000	287,183,000
Notes payable					59,742,000														161,282,000	59,742,000
Private Warrants [Member]
Related Party Notes Payable (Details) [Line Items]
Warrants issued (in Shares) | shares	80,000																80,000
Notes Payable N P A Tranche Due On October62020 At1000 April2019 Transactions [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates												10.00%	20.00%
Principal payments													$ 8,581,000
Principal amount												$ 900,000
Note Payable Due On June2021 At152 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																					1.52%
Principal payments														$ 18,000,000
Principal amount																																					$ 22,400,000
Note Payable Due June2021 At899 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																											8.99%
Proceeds from notes payable					$ 2,240,000
Note Payable Due On June2021 At800 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																												8.00%
Proceeds from notes payable							$ 300,000
Notes Payable Other Notes Due On June2021 At286 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																					2.86%
Principal amount																																			$ 1,500,000
Notes Payable Other Due On Demand At899 Original Note [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Cash Payment																				120,000	$ 1,000,000
Contractual Interest Rates																																	8.99%
Net carrying amounts						$ 380,000
Notes Payable Other Due On Demand At899 Additional Note At299 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																															2.99%
Notes Payable Other Notes Due June2021 At699 Note One [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																														6.99%
Net carrying amounts						180,000
Principal amount																														$ 180,000
Notes Payable Other Notes Due June2021 At699 Note Two [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates								6.99%
Principal payments																				$ 1,500,000
Net carrying amounts						1,200,000
Principal amount								$ 2,700,000
Notes Payable Various Other Notes Due On June302021 At800 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates					8.00%															8.00%
Deposits																					11,635,000
Common Class A [Member]
Related Party Notes Payable (Details) [Line Items]
Accrued interest converted			$ 43,490,000																29,958,000
Aggregating principal amount			90,869,000																130,479,000
Principal settled with equity																			19,196,000
Common Class A [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Accrued interest converted																			23,275,000
Aggregating principal amount																			75,100,000
Notes Payable, Related Party [Member] | Faraday And Future H K Limited [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																																				12.00%
Notes Payable, Related Party [Member] | Beijing Bairui Culture Media, Co. Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable																					2,487,000
Loss on related party notes payable				$ 314,000
Notes payable with employee on demand related party [Member] | Affiliated Entity [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																																		0.00%
Note Payable Due On June2021 At152 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Net carrying amounts						4,400,000
Note Payable Due June2021 At899 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Net carrying amounts						2,240,000
Note Payable Due On June2021 At800 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Net carrying amounts						300,000
Notes Payable Other Notes Due On June2021 At286 [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Net carrying amounts						$ 1,500,000
Special Committee Investigation [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable, related parties					$ 32,952,000															$ 32,952,000
Affiliated Entity [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable, related parties																			91,420,000
Cash Payment																			41,925,000
Net carrying amounts																			$ 96,907,000
Share Price (in Dollars per share) | $ / shares																			$ 10
Affiliated Entity [Member] | Common Class A [Member] | Notes Payable, Other Payables [Member]
Related Party Notes Payable (Details) [Line Items]
Shares issued from conversion (in Shares) | shares																			6,921,814
Loss on related party notes payable																			$ 26,164,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member]
Related Party Notes Payable (Details) [Line Items]
Notes payable, related parties	$ 91,420,000
Accrued interest converted			71,764
Aggregating principal amount			$ 194,810,000
Related party promissory notes assumed																			500,000
Related party convertible notes assumed																			300,000
Related party promissory notes assumed, fair value																			580,000
Amount settled																			$ 800,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Chongqing Leshi Small Loan Co., Ltd. [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount															$ 8,742,000
Contractual Interest Rates																			12.00%
Outstanding balance interest percentage																			18.00%	18.00%
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Faraday And Future H K Limited [Member]
Related Party Notes Payable (Details) [Line Items]
Received cash																																						$ 278,866,000
Principal amount																																				$ 212,007,000
Agreement Cancelled Principle Amount											$ 48,374,000
Unpaid interest											$ 5,805,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Leview Mobile (HK) Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount																																				$ 66,859,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Beijing Bairui Culture Media, Co. Ltd [Member]
Related Party Notes Payable (Details) [Line Items]
Interest expense																			$ 657,000
Contractual Interest Rates																																		0.00%
Principal amount														$ 27,329,000								$ 27,329,000
Related party notes payable maturity term																						1 year
Cash flows the modified note payable exceeded percentage				10.00%
Net carrying value of original note payable					20,842,000															$ 20,842,000
Note payable with fair value					21,156,000															21,156,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Beijing Bairui Culture Media, Co. Ltd [Member] | Minimum [Member]
Related Party Notes Payable (Details) [Line Items]
Increased interest rate				0.00%
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Beijing Bairui Culture Media, Co. Ltd [Member] | Maximum [Member]
Related Party Notes Payable (Details) [Line Items]
Increased interest rate				12.00%
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Evergrande Health Industry Group Limited [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates										10.00%
Increased interest rate										15.00%
Borrowed from related party																					10,000,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Private Warrants [Member]
Related Party Notes Payable (Details) [Line Items]
Warrants issued (in Shares) | shares																			80,000
Affiliated Entity [Member] | Notes Payable, Related Party [Member] | Common Class A [Member]
Related Party Notes Payable (Details) [Line Items]
Accrued interest converted		$ 43,490,000																	$ 29,958,000
Shares issued from conversion (in Shares) | shares	10,888,580																		11,566,196
Aggregating principal amount		$ 90,869,000																	$ 130,479,000
Affiliated Entity [Member] | Notes payable with employee on demand related party [Member]
Related Party Notes Payable (Details) [Line Items]
Interest expense																			16,000	34,000
Notes payable																																		$ 700,000
Debt discount					16,000															16,000
Loans Payable																			730,000
Long-term Debt, Gross																			4,244,000
Recognized interest expense																			141,000	310,000
Principal payments																			$ 900,000
Affiliated Entity [Member] | Related Party Note Purchase Agreements [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																			10.00%
Principal amount																																$ 200,000,000
Affiliated Entity [Member] | Related Party Notes, China, Due On Demand [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																			10.00%
Affiliated Entity [Member] | Related Party Note Purchase Agreements May2019 [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount												$ 1,650,000
Contractual Interest Rates												20.00%
Note payable with fair value												$ 1,970,000
Affiliated Entity [Member] | Related Party Note Purchase Agreements July2019 [Member]
Related Party Notes Payable (Details) [Line Items]
Principal amount									$ 16,462,000
Contractual Interest Rates									20.00%
Affiliated Entity [Member] | Notes Payable With Employee Matures October20170 Related Party [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates															0.00%
Notes payable															$ 728,000
Affiliated Entity [Member] | Related Party Notes Maturing August2020 [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates																										8.99%
Loans Payable																													$ 1,410,000
Affiliated Entity [Member] | December2020 Related Party Notes Payable [Member]
Related Party Notes Payable (Details) [Line Items]
Loans Payable					$ 424,000															$ 424,000
Number of note payable																			2	2
Payments of related party notes payable																			$ 424,000
Affiliated Entity [Member] | March2021 Bridge Loan [Member]
Related Party Notes Payable (Details) [Line Items]
Company received																							$ 200,000
Payments of related party notes payable																			$ 200,000
Affiliated Entity [Member] | Notes Payable To Various Related Parties [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates					6.99%															6.99%
Loans Payable																					$ 4,160,000
Number of note payable								3
Affiliated Entity [Member] | Related Party Notes Executed From January2020 To August2020 [Member]
Related Party Notes Payable (Details) [Line Items]
Loans Payable																									$ 8,422,000
Affiliated Entity [Member] | Related Party Notes Executed From January2020 To August2020 Note Mature June2020 [Member]
Related Party Notes Payable (Details) [Line Items]
Contractual Interest Rates					8.00%														8.00%	8.00%
Loans Payable																			$ 500,000
Number of note payable																			1